Treasury Stock Purchase Program - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Equity [Abstract]
Common stock available to repurchase	$ 70
Shares purchased by company	0	0	0.2
Average cost of shares purchased			$ 12.97